Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2020
Components of other comprehensive (loss) income
Schedule of components of other comprehensive (loss) income

	2020		2019		2018
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss	Ps.	—	Ps.	—	Ps.	(455,009)
Extrinsic value of changes on jet fuel Asian call options		(11,993)		11,148		227,509
Extrinsic value of changes on jet fuel Zero cost collars		(143,224)		256,515		(122,948)
(Loss) gain of the matured foreign currency forward contracts		—		(14,241)		66,757
Loss of the interest rate Cap		(900)		(4,023)		—
Non derivative financial instruments		(1,591,569)		14,096		—
Total	Ps.	(1,747,686)	Ps.	263,495	Ps.	(283,691)